Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Branch	Dec. 31, 2012 Vendor Contracts [Member]	Dec. 31, 2012 Vendor Contracts [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of branches closed	6
Pre-tax gain in discontinued operations		$ 4,500	$ 4,500